Shareholders' Equity (Schedule Of Authorized And Unissued Common Shares Reserved) (Detail)	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Reserved	5,154,332
2007 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Reserved	4,164,209
2007 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Reserved	555,793
Argonaut Group Historical Stock Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Reserved	421,639
PXRE Historical Stock Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Shares Reserved	12,691